Net Loss Per Share (Details) - Schedule of antidilutive and reduce the net loss per common stock - shares	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule of Antidilutive and Reduce the Net Loss Per Common Stock [Abstract]
Series A preferred stock			4,646,698	4,646,698
Public and private warrants	10,378,750	10,378,750
Assumed warrants	1,905,853	1,905,853	1,905,853	1,905,853
Assumed options	2,273,099	2,965,500	2,965,500	2,965,500
Total antidilutive shares	14,557,702	15,250,103	24,088,202	16,277,693
2021 Bridge Debentures [Member]
Schedule of Antidilutive and Reduce the Net Loss Per Common Stock [Abstract]
Bridge Debentures			6,759,642	6,759,642
2022 Bridge Debentures [Member]
Schedule of Antidilutive and Reduce the Net Loss Per Common Stock [Abstract]
Bridge Debentures			7,810,509